                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                                 (212) 830-5200






January 31, 1998




Dear Shareholder:


         This annual report covers the period from January 1, 1997 to December 31, 1997.


         The Fund began the current year with assets of $1,234.3 million and ended the year with $1,563.3 million. In addition, the number of shareholders increased from 113,869 to 130,595.


         The Fund yield went from 4.77% on December 31, 1996, to 4.94% on December 31, 1997. We remain committed to high quality, short-term instruments for your safety.


         As always, we appreciate your confidence and support and welcome any comments.



Sincerely,





Allan L. Erb
President

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1997


                                                         PERCENTAGE                         PAR
                                                        OF PORTFOLIO       MATURITY         (000)            VALUE
                                                        ------------     -----------      ---------       ------------

AGENCY OBLIGATIONS.....................................    28.56%
   Federal Farm Credit Bank
              6.21%                                                        04/21/98       $   1,000       $  1,001,499
              5.48%                                                        05/01/98          12,000         11,989,527
   Federal Home Loan Bank
              5.58%                                                        03/04/98          15,000         14,855,721
   Federal Home Loan Mortgage Corporation
              5.60%                                                        03/06/98          18,000         17,820,800
              5.63%                                                        03/10/98          10,000          9,893,656
              5.60%                                                        03/13/98          15,000         14,834,333
   Federal National Mortgage Association
              5.50%                                                        01/05/98          12,000         11,992,667
              5.48%                                                        02/05/98          15,000         14,920,083
              5.47%                                                        02/06/98           6,000          5,967,180
              5.45%                                                        02/09/98          18,500         18,390,773
              5.47%                                                        02/09/98          10,000          9,940,742
              5.55%                                                        03/02/98          10,000          9,907,500
              5.57%                                                        03/03/98          15,000         14,858,429
              5.58%                                                        03/05/98          17,500         17,329,113
              5.61%                                                        03/06/98          10,000          9,900,178
              5.61%                                                        03/09/98          19,500         19,296,404
              5.59%                                                        03/10/98          10,500         10,389,132
              5.63%                                                        03/10/98          16,500         16,324,654
              5.40%                                                        03/12/98          12,500         12,368,750
              5.59%                                                        03/12/98          10,000          9,891,305
              5.62%                                                        03/13/98          15,000         14,833,742
              5.59%                                                        03/26/98          41,000         40,465,223
              5.58%                                                        03/30/98          10,500         10,356,780
              5.59%                                                        04/13/98          24,000         23,619,880
              5.59%                                                        04/22/98          39,000         38,327,802
              5.55%                                                        04/24/98          22,000         21,617,118
              5.53%                                                        06/04/98          10,000          9,763,439
              5.52%                                                        06/08/98          10,000          9,757,733
              5.54%                                                        06/09/98          19,000         18,535,102
              5.51%                                                        06/19/98           7,500          7,306,002
                                                                                                        --------------
   TOTAL AGENCY OBLIGATIONS                                                                                446,455,267
                                                                                                        --------------


                 See accompanying notes to financial statements.
                                        1

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 1997

                                                         PERCENTAGE                           PAR
                                                        OF PORTFOLIO      MATURITY           (000)           VALUE
                                                        ------------     ----------       ---------       ------------
COMMERCIAL PAPER.......................................    70.50%
Agriculture............................................     9.66%
   Archer Daniels Midland (A-1+,P-1)
              5.55%                                                        01/12/98     $    22,000     $   21,962,692
              5.55%                                                        01/29/98          13,000         12,943,883
              5.58%                                                        02/12/98          11,000         10,928,390
              5.68%                                                        02/25/98          12,938         12,825,727
              5.70%                                                        03/06/98          10,000          9,898,667
   Cargill, Inc. (A-1+, P-1)
              5.51%                                                        03/12/98          14,000         13,850,006
              5.57%                                                        03/17/98          14,500         14,331,740
              5.61%                                                        03/20/98          15,000         14,817,675
              5.61%                                                        03/23/98           5,000          4,936,887
              5.65%                                                        04/02/98          20,000         19,714,361
              5.54%                                                        04/17/98           7,000          6,885,814
   Golden Peanuts Co. (A-1+,P-1)
              5.63%                                                        03/19/98           8,000          7,903,664
                                                                                                        --------------
                                                                                                           150,999,506
                                                                                                        --------------

Automobiles............................................     4.82%
   Daimler-Benz North America (A-1, P-1)
              5.55%                                                        01/13/98          12,000         11,977,800
              5.70%                                                        01/20/98           9,500          9,471,421
              5.53%                                                        02/02/98          10,000          9,950,844
              5.53%                                                        02/20/98           8,000          7,938,556
              5.76%                                                        02/20/98           5,866          5,819,072
              5.55%                                                        02/23/98          15,000         14,877,437
              5.64%                                                        02/26/98           5,500          5,451,747
              5.53%                                                        02/27/98          10,000          9,912,442
                                                                                                        --------------
                                                                                                            75,399,319
                                                                                                        --------------

Banks-Multi-National...................................     1.40%
   J.P. Morgan & Co., Inc. (A-1+, P-1)
              5.57%                                                        01/30/98          22,000         21,901,287
                                                                                                        --------------
Beverages..............................................     1.46%
   Coca-Cola Co. (A-1+, P-1)
              5.57%                                                        02/17/98          10,000          9,927,281
              5.57%                                                        02/18/98          13,000         12,903,453
                                                                                                        --------------
                                                                                                            22,830,734
                                                                                                        --------------




                 See accompanying notes to financial statements.
                                        2

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 1997



                                                         PERCENTAGE                          PAR
                                                        OF PORTFOLIO      MATURITY          (000)           VALUE
                                                        ------------     -----------      ---------       -----------
COMMERCIAL PAPER (CONTINUED)
Chemicals..............................................     6.05%
   Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
              5.68%                                                        03/05/98     $    11,729     $   11,612,414
              5.49%                                                        03/18/98          17,000         16,802,970
              5.53%                                                        03/25/98           6,500          6,417,127
              5.59%                                                        05/14/98          10,000          9,793,480
              5.59%                                                        05/28/98          10,000          9,771,742
              5.46%                                                        06/02/98          10,000          9,769,467
   Monsanto Co. (A-1, P-1)
              5.53%                                                        01/07/98          10,000          9,990,783
              5.68%                                                        01/26/98          10,000          9,960,556
              5.50%                                                        02/04/98          10,500         10,445,458
                                                                                                        --------------
                                                                                                            94,563,997
                                                                                                        --------------
Computer Software......................................     1.75%
   IBM Credit Corp. (A-1, P-1)
              5.54%                                                        01/20/98           5,500          5,483,919
              5.53%                                                        02/10/98           5,500          5,466,205
              5.55%                                                        02/24/98           6,500          6,445,887
              5.51%                                                        03/09/98          10,000          9,897,453
                                                                                                        --------------
                                                                                                            27,293,464
                                                                                                        --------------
Consumer Products......................................     1.85%
   Proctor & Gamble Co. (A-1+, P-1)
              5.50%                                                        01/23/98           6,600          6,577,817
              5.55%                                                        02/25/98          11,500         11,402,490
              5.72%                                                        03/10/98           5,600          5,539,495
              5.58%                                                        03/31/98           5,500          5,424,127
                                                                                                        --------------
                                                                                                            28,943,929
                                                                                                        --------------
Entertainment..........................................     1.83%
   Walt Disney Company Inc. (A-1, P-1)
              5.50%                                                        03/02/98          10,000          9,908,333
              5.61%                                                        03/16/98          10,500         10,378,918
              5.55%                                                        03/23/98           8,500          8,393,856
                                                                                                        --------------
                                                                                                            28,943,929
                                                                                                        --------------





                 See accompanying notes to financial statements.
                                        3

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 1997


                                                         PERCENTAGE                       PAR
                                                        OF PORTFOLIO       MATURITY       (000)             VALUE
                                                        ------------      ---------    ------------    ---------------
COMMERCIAL PAPER (CONTINUED)
Finance................................................    19.25%
   American Express Credit Corp. (A-1, P-1)
              5.55%                                                        04/30/98     $    14,500     $   14,233,985
              5.55%                                                        05/20/98           5,500          5,382,140
   Ford Motor Credit Co. (A-1, P-1)
              6.05%                                                        01/02/98          10,000          9,998,319
              5.57%                                                        02/05/98          14,000         13,924,186
              5.50%                                                        02/17/98           9,000          8,935,375
              5.48%                                                        02/24/98          12,000         11,901,360
              5.55%                                                        02/24/98           4,000          3,966,700
              5.49%                                                        02/25/98          10,000          9,916,125
              5.51%                                                        03/17/98          10,000          9,885,208
              5.50%                                                        04/16/98           1,500          1,475,938
   General Electric Capital Corp. (A-1+, P-1)
              6.08%                                                        01/09/98          19,000         18,974,329
              5.54%                                                        01/15/98           1,000            997,846
              5.57%                                                        02/06/98          15,000         14,916,450
              5.55%                                                        02/12/98          10,500         10,432,013
              5.55%                                                        03/11/98          10,000          9,893,625
              5.53%                                                        03/16/98           9,500          9,392,011
              5.53%                                                        04/03/98          10,000          9,858,678
   J.C. Penney Funding Corp. (A-1, P-1)
              5.59%                                                        01/05/98          14,500         14,490,994
              5.59%                                                        01/27/98          30,000         29,878,883
              5.58%                                                        02/18/98          10,000          9,925,600
   Met Life Funding Corp. (A-1+, P-1)
              5.59%                                                        01/08/98          12,252         12,238,683
              5.71%                                                        03/24/98          16,237         16,025,820
   Pitney Bowes Credit Corp. (A-1+, P-1)
              5.50%                                                        01/06/98          10,000          9,992,361
   USAA Capital Corp. (A-1+, P-1)
              5.68%                                                        01/22/98           6,500          6,478,463
              5.55%                                                        02/03/98           3,000          2,984,737
              5.67%                                                        02/04/98          10,000          9,946,450
              5.63%                                                        02/13/98          25,000         24,831,882
                                                                                                        --------------
                                                                                                           300,878,161
                                                                                                        --------------


                 See accompanying notes to financial statements.
                                        4

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 1997


                                                         PERCENTAGE                          PAR
                                                        OF PORTFOLIO      MATURITY          (000)            VALUE
                                                        ------------     -----------      ---------       ------------

COMMERCIAL PAPER (CONTINUED)
Financial Services.....................................     9.48%
   Bear Stearns Companies, Inc. (A-1, P-1)
              5.58%                                                        01/14/98     $    10,000     $    9,979,850
              5.62%                                                        02/06/98          14,000         13,921,320
              5.55%                                                        02/11/98          13,000         12,917,829
              5.69%                                                        03/03/98          14,000         13,865,021
              5.56%                                                        03/04/98           5,000          4,952,122
              5.69%                                                        03/20/98          20,000         19,753,433
   Merrill Lynch & Co., Inc. (A-1+, P-1)
              5.62%                                                        01/08/98          10,000          9,989,072
              5.57%                                                        01/28/98           3,500          3,485,379
              5.54%                                                        02/19/98          16,000         15,879,351
              5.53%                                                        02/27/98           8,500          8,425,575
              5.62%                                                        02/27/98          10,000          9,911,017
              5.75%                                                        03/13/98          10,500         10,380,927
              5.51%                                                        03/26/98           5,000          4,935,717
              5.66%                                                        05/15/98          10,000          9,789,322
                                                                                                        --------------
                                                                                                           148,185,935
                                                                                                        --------------
Food...................................................     3.18%
   Campbell Soup Co. (A-1+, P-1)
              5.46%                                                        02/26/98          25,000         24,787,667
              5.50%                                                        03/04/98           4,600          4,556,428
              5.62%                                                        04/09/98          10,500         10,339,361
   McCormick and Co., Inc. (A-1, P-1)
              5.53%                                                        01/12/98          10,000          9,983,103
                                                                                                        --------------
                                                                                                            49,666,559
                                                                                                        --------------
Food/Retail............................................     4.78%
   Winn Dixie Stores, Inc. (A-1, P-1)
              5.58%                                                        01/13/98          15,000         14,972,100
              5.58%                                                        01/27/98          10,000          9,959,700
              5.68%                                                        02/03/98          30,000         29,843,800
              5.67%                                                        02/10/98           8,000          7,949,600
              5.70%                                                        02/10/98          12,000         11,924,000
                                                                                                        --------------
                                                                                                            74,649,200
                                                                                                        --------------



                 See accompanying notes to financial statements.
                                       5

                            THE BRADFORD FUNDS, INC.
                            THE BRADFORD MONEY FUND
                      STATEMENT OF NET ASSETS (CONCLUDED)
                               DECEMBER 31, 1997

                                                         PERCENTAGE                           PAR
                                                        OF PORTFOLIO      MATURITY           (000)         VALUE
                                                        ------------     -----------      ---------    --------------
COMMERCIAL PAPER (CONTINUED)
Pharmaceutical.........................................     2.28%
   Schering-Plough Corporation (A-1+, P-1)
              5.65%                                                        02/24/98       $  10,000    $     9,915,250
              5.72%                                                        03/19/98           6,000          5,926,593
   Warner-Lambert Company (A-1+, P-1)
              5.50%                                                        02/23/98          20,000         19,838,056
                                                                                                       ---------------
                                                                                                            35,679,899
                                                                                                       ---------------
Publishing.............................................     2.71%
   McGraw-Hill, Inc. (A-1, P-1)
              5.57%                                                        01/30/98          10,830         10,781,406
              5.67%                                                        03/18/98          12,000         11,856,360
              5.67%                                                        03/19/98          20,000         19,757,450
                                                                                                       ---------------
                                                                                                            42,395,216
                                                                                                       ---------------
   TOTAL COMMERCIAL PAPER                                                                                1,102,068,313
                                                                                                       ---------------

VARIABLE RATE OBLIGATIONS..............................     1.00%
   Federal Home Loan Bank
              6.00%                                                        03/29/98           3,500          3,499,485
   Federal National Mortgage Association
              5.51%                                                        03/14/98           5,000          5,000,000
   Student Loan Marketing Association
              5.61%                                                        01/06/98           5,000          4,999,596
              5.64%                                                        01/06/98           2,225          2,222,661
                                                                                                       ---------------
   TOTAL VARIABLE RATE OBLIGATIONS                                                                          15,721,742
                                                                                                       ---------------

TOTAL INVESTMENTS......................................   100.06%                                       1,564,245,322
   (Amortized Cost $1,564,245,322)*

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........   (-0.06%)                                            (957,174)
                                                           -----                                       ---------------
NET ASSETS.............................................   100.00%                                      $ 1,563,288,148
                                                          ======                                       ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE
   (1,563,288,148 / 1,563,302,506)                                                                     $          1.00
                                                                                                       ===============


* Also cost for Federal Income Tax purposes.


                 See accompanying notes to financial statements.
                                        6

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997








INVESTMENT INCOME
   Interest......................................................................          $   79,769,295
                                                                                           --------------
EXPENSES
   Advisory fees.................................................................               5,228,609
   Administration fees...........................................................                 539,795
   Distribution fees.............................................................               2,844,920
   Directors' fees...............................................................                  43,601
   Custodian fees................................................................                 156,688
   Transfer agent fees...........................................................               1,397,967
   Legal fees....................................................................                  65,584
   Audit fees....................................................................                  19,328
   SEC registration fees.........................................................                  96,971
   Blue sky registration fees....................................................                  66,410
   Insurance expense.............................................................                  16,992
   Printing and postage fees.....................................................                 204,747
   Miscellaneous fees............................................................          $       10,238
                                                                                           --------------
       TOTAL EXPENSES............................................................              10,691,850
   Waiver of advisory fees.......................................................          $     (211,230)
                                                                                           --------------
       NET EXPENSES..............................................................              10,480,620
                                                                                           --------------
   NET INVESTMENT INCOME.........................................................              69,288,675
   NET REALIZED LOSS ON INVESTMENTS..............................................                    (18)
                                                                                           --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................          $   69,288,657
                                                                                           ==============

                 See accompanying notes to financial statements.
                                        7

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                                     FOR THE YEAR             FOR THE YEAR
                                                                         ENDED                   ENDED
                                                                   DECEMBER 31, 1997        DECEMBER 31, 1996
                                                                   -----------------        -----------------
Increase in Net Assets:

   Operations:
     Net investment income......................................   $      69,288,675             54,422,671
     Net realized loss on investments...........................                 (18)       $          (139)
                                                                   -----------------        ---------------
     Net increase in net assets resulting from operations.......          69,288,657             54,422,532
                                                                   -----------------        ---------------
   Dividends to shareholders from:
     Net investment income ($.0485 and $.0468 per share,
           respectively)........................................         (69,288,675)           (54,422,671)
                                                                   -----------------        ---------------
   Total dividends to shareholders..............................         (69,288,675)           (54,422,671)
                                                                   -----------------        ---------------
   Capital stock transactions:
     Proceeds from sale of capital shares.......................       6,757,471,254          5,268,446,578
     Value of shares issued in reinvestment of dividends........          68,375,264             51,941,658
     Cost of shares repurchased.................................      (6,496,879,767)        (5,095,436,397)
                                                                   -----------------        ---------------
     Increase in net assets derived from capital stock
           transactions.........................................         328,966,751            224,951,839
                                                                   -----------------        ---------------
   Total increase in assets.....................................         328,966,733            224,951,700
                                                                   -----------------        ---------------
Net Assets:
     Beginning of year..........................................       1,234,321,415          1,009,369,715
                                                                   -----------------        ---------------
     End of year................................................   $   1,563,288,148        $ 1,234,321,415
                                                                   =================        ===============


                 See accompanying notes to financial statements.
                                        8

                            THE BRADFORD FUNDS, INC.
                            THE BRADFORD MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  (for a share outstanding through each year)


                                                    FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR
                                                        ENDED          ENDED          ENDED           ENDED          ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                          1997           1996           1995           1994           1993
                                                    -----------    -----------       ----------        ---------     ---------
Net Asset Value, Beginning of Year ............     $      1.00    $      1.00       $     1.00        $    1.00     $    1.00
                                                    -----------    -----------       ----------        ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ......................           .0485          .0468            .0515            .0343         .0247
   Net Realized Gain on Investments ...........              --             --               --               --            --
                                                    -----------    -----------       ----------        ---------     ---------
       Total From Investment Operations .......           .0485          .0468            .0515            .0343         .0247
                                                    -----------    -----------       ----------        ---------     ---------

LESS DISTRIBUTIONS:
   Dividend to Shareholders from Net Investment
       Income .................................          (.0485)        (.0468)          (.0515)          (.0343)       (.0247)
   Dividend to Shareholders from Net Realized
       Gains ..................................              --             --               --               --            --
                                                    -----------    -----------       ----------        ---------     ---------
       Total Distributions ....................          (.0485)        (.0468)          (.0515)          (.0343)       (.0247)
                                                    -----------    -----------       ----------        ---------     ---------

Net Asset Value, End of Year ..................     $      1.00    $      1.00       $     1.00        $    1.00     $    1.00
                                                    ===========    ===========       ==========        =========     =========

TOTAL RETURN ..................................            4.96%          4.78%            5.28%            3.48%         2.50%
RATIO / SUPPLEMENT DATA:

   Net Assets, End of Year (in thousands) .....     $ 1,563,288    $ 1,234,321       $1,009,370       $  677,177      $719,337
     Ratio of Expenses to Average Daily Net
             Assets ...........................             .74%(a)        .77%(a)          .80%(a)          .80%(a)       .81%(a)
     Ratio of Net Investment Income to Average
             Daily Net Assets .................            4.87%(a)       4.68%(a)         5.15%(a)         3.39%(a)      2.47%(a)


(a) During the year a portion of the Advisory and/or Distribution fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the Ratio of Expenses to Average Daily Net Assets would have been .75%, .78%, .81%, .83%, and .84% respectively, and the Ratio of Net Investment Income to Average Daily Net Assets would have been 4.85%, 4.67%, 5.14%, 3.36%, and 2.44% respectively.




                 See accompanying notes to financial statements.

THE BRADFORD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


         The Bradford Funds, Inc. (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 5.0 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-dominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.
         A) SECURITY VALUATION--Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.
         B) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.
         C) DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.
         D) FEDERAL INCOME TAXES--The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.
         E) REPURCHASE AGREEMENTS--Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

NOTE 2--INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

         The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B.

                See accompanying notes to financial statements.

                           THE BRADFORED FUNDS, INC.
                            THE BRADFORD MONEY FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with Reich & Tang Asset Management, L.P. and distribution and transfer agency agreements with Bradford.

NOTE 2--INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS (CONTINUED)

         For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion. For the year ended December 31, 1997, such waiver amounted to $211,230. Advisory fees, before such waiver amounted to $5,228,609 for the year ended December 31, 1997.

         For the administration services provided, Reich & Tang Asset Management, L.P. is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .07% of the next $200 million of daily net assets; .045% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess $700 million. Such fees amounted to $201,543 for the period from August 18, 1997 to December 31, 1997. For the period January 1, 1997 through August 17, 1997, PFPC Inc. provided administration services to the Fund and for such services received fees in the amount of $338,252.

         The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. Such fees amounted to $2,844,920 for the year ended December 31, 1997.

         For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account. Such fees amounted to $1,397,967 for the year ended December 31, 1997.

                            THE BRADFORD FUNDS, INC.
                             THE BRADFORD MONEY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997


NOTE 3--CAPITAL STOCK
     Transactions in capital stock of the Fund were as follows:

                                                                   FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                                   DECEMBER 31, 1997           DECEMBER 31, 1996
                                                                   ------------------          ------------------
Shares sold.....................................................        6,757,471,254               5,268,446,578
Shares issued in connection with reinvestment of dividends
   from net investment income...................................           68,375,264                  51,941,658
Shares redeemed.................................................       (6,496,879,767)             (5,095,436,397)
                                                                   ------------------         -------------------
Net increase....................................................          328,966,751                 224,951,839
                                                                   ==================         ===================


NOTE 4--NET ASSETS



     Net assets consisted of the following:
                                                                    DECEMBER 31, 1997            DECEMBER 31, 1996
                                                                    -----------------            -----------------
Capital stock, at par...........................................    $       1,563,302            $      1,234,336
Paid-in capital in excess of par................................        1,561,739,204               1,233,101,418
Net accumulated realized capital loss...........................              (14,358)                    (14,339)
                                                                    -----------------            ----------------
                                                                    $   1,563,288,148            $  1,234,321,415
                                                                    ==================           ================

                          INDEPENDENT AUDITORS' REPORT


SHAREHOLDERS AND BOARD OF DIRECTORS
THE BRADFORD FUNDS, INC.
THE BRADFORD MONEY FUND



         We have audited the accompanying statement of net assets of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1997 and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1997, the results of its operations, changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.










DELOITTE & TOUCHE LLP


Nashville, Tennessee
January 16, 1998

                               BOARD OF DIRECTORS
                               ------------------
                             Allan L. Erb, Chairman
                              Douglas C. Altenbern
                                William H. Carter
                              Richard W. Hanselman
                                 Edward J. Roach
                                 Michael R.Shea
                                William T. Spitz


                                    OFFICERS
                                    --------
                                  Allan L. Erb
                                    President
                               Randall R. Harness
                             Secretary and Treasurer
                                 Judy K. Abroms
                                 Vice President
                                 Micheal R. Shea
                                 Vice President
                               R. Patrick Shepherd
                                 Vice President


                               INVESTMENT ADVISER
                               ------------------
                        Bradford Capital Management, Ltd.
                               330 Commerce Street
                           Nashville, Tennessee 37201


                                  ADMINISTRATOR
                                  -------------
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020


                         TRANSFER AGENT AND DISTRIBUTOR
                         ------------------------------
                             J.C. Bradford & Co. LLC
                               330 Commerce Street
                           Nashville, Tennessee 37201


                            THE BRADFORD MONEY FUND

                         Annual Report to Shareholders
                               December 31, 1997

                              J.C. Bradford & Co.
                        MEMBERS NEW YORK STOCK EXCHANGE